INVESTMENTS IN LOANS AND SECURITIES - Allowance for Credit Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Debt Securities, Available-for-Sale, Excluding Accrued Interest, Allowance for Credit Loss [Roll Forward]
Balance at beginning of period	$ 0
Additions to allowance for credit losses not previously recorded	(134,510)	$ 0
Write-offs charged against the allowance	33,552	0
Balance at end of period	(100,958)	0
Securitization notes
Debt Securities, Available-for-Sale, Excluding Accrued Interest, Allowance for Credit Loss [Roll Forward]
Balance at beginning of period	0
Additions to allowance for credit losses not previously recorded	0
Write-offs charged against the allowance	0
Balance at end of period	0	0
Securitization certificates
Debt Securities, Available-for-Sale, Excluding Accrued Interest, Allowance for Credit Loss [Roll Forward]
Balance at beginning of period	0
Additions to allowance for credit losses not previously recorded	(131,110)
Write-offs charged against the allowance	32,431
Balance at end of period	(98,679)	0
Other loans and receivables
Debt Securities, Available-for-Sale, Excluding Accrued Interest, Allowance for Credit Loss [Roll Forward]
Balance at beginning of period	0
Additions to allowance for credit losses not previously recorded	(3,400)
Write-offs charged against the allowance	1,121
Balance at end of period	$ (2,279)	$ 0